Income Taxes	9 Months Ended
Sep. 30, 2019
Income Taxes
Income Taxes

18. Income Taxes

	Nine Months Ended
	September 30,
	2019	2018
	(in US$’000)
Current tax
HK (note (a))	228	294
PRC (note (b))	762	1,180
U.S. (note (c))	457	145
Deferred income tax	1,112	1,376
Income tax expense	2,559	2,995

Notes:

(a)

The Company, two subsidiaries incorporated in the British Virgin Islands and its Hong Kong subsidiaries are subject to Hong Kong profits tax. In March 2018, the Hong Kong two-tiered profits tax rates regime was signed into law under which the first HK$2.0 million (US$0.3 million) of assessable profits of qualifying corporations will be taxed at 8.25%, and remaining assessable profits taxed at 16.5%. Hong Kong profits tax has been provided for at the flat rate of 16.5% on the estimated assessable profits less estimated available tax losses in all other entities.

(b)

Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses, if any, in each entity. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for companies which qualify as HNTE. Hutchison MediPharma Limited and its wholly-owned subsidiary Hutchison MediPharma (Suzhou) Limited qualify as a HNTE up to December 31, 2019 and 2020 respectively.

Pursuant to the EIT law, a 10% withholding tax is levied on dividends paid by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement if direct foreign investors with at least 25% equity interest in the PRC companies are Hong Kong tax residents, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. Since the equity holders of the major subsidiaries and equity investees of the Company are Hong Kong incorporated companies and Hong Kong tax residents, and meet the aforesaid conditions or requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As at September 30, 2019 and December 31, 2018, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis that 100% of the distributable reserves of the major subsidiaries and equity investees operating in the PRC will be distributed as dividends.

(c)The Company’s subsidiary in the U.S. with operations in New York State is subject to U.S. federal and state taxes, and have been provided for at approximately 21% and 9% on the estimated assessable profit respectively. Certain income receivable by the Company is subject to U.S. withholding tax of 30%.

The reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the tax rates of the Company against the Group’s loss before income taxes and equity in earnings of equity investees is as follows:

	Nine Months Ended
	September 30,
	2019	2018
	(in US$’000)
Loss before income taxes and equity in earnings of equity investees	(102,640)	(63,593)
Tax calculated at the statutory tax rate of the Company	(16,936)	(10,493)
Tax effects of:
Different tax rates available in different jurisdictions	1,331	451
Tax valuation allowance	18,928	14,881
Preferential tax rate difference	(123)	(21)
Preferential tax deduction	(3,686)	(4,119)
Expenses not deductible for tax purposes	1,963	1,294
Utilization of previously unrecognized tax losses	(32)	(3)
Withholding tax on undistributed earnings of PRC entities	1,533	1,546
Others	(419)	(541)
Income tax expense	2,559	2,995